Summary of significant accounting policies and basis of presentation - Segments and Risks and uncertainties (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) segment	Dec. 31, 2014 USD ($)
Segment information
Number of operating segments | segment	1
Concentration of credit risk and other risks and uncertainties
Cash subject to local banking laws | $	$ 3.1	$ 15.4